Consolidated Statements of Changes in Shareholders' Equity	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive income CNY (¥)	Total Jupai shareholders' equity CNY (¥)	Noncontrolling interests CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2017	¥ 620,953	¥ 1,116,742,286	¥ 661,218,074	¥ 40,770,443	¥ 1,819,351,756	¥ 34,516,245		¥ 1,853,868,001
Balance (in shares) at Dec. 31, 2017 | shares	198,143,739
Net loss			(387,744,018)		(387,744,018)	(7,053,281)		(394,797,299)
Share-based compensation		18,108,942			18,108,942			18,108,942
Option exercised	¥ 2,816	3,264,394			3,267,210			3,267,210
Option exercised (in shares) | shares	886,362
Restricted shares vested	¥ 7,946	(7,946)
Restricted shares vested (in shares) | shares	2,449,345
Dividend distribution			(126,355,510)		(126,355,510)			(126,355,510)
Capital contribution by noncontrolling interest shareholder						1,858,779		1,858,779
Deconsolidation of a subsidiary						(1,302,874)		(1,302,874)
Foreign currency translation adjustment				12,382,963	12,382,963	118,623		12,501,586
Balance at Dec. 31, 2018	¥ 631,715	1,138,107,676	147,118,546	53,153,406	1,339,011,343	28,137,492		1,367,148,835
Balance (in shares) at Dec. 31, 2018 | shares	201,479,446
Net loss			(164,686,075)		(164,686,075)	(7,774,839)		(172,460,914)
Share-based compensation		9,583,596			9,583,596			9,583,596
Option exercised	¥ 32	29,604			29,636			29,636
Option exercised (in shares) | shares	9,200
Restricted shares vested	¥ 854	(854)
Restricted shares vested (in shares) | shares	248,626
Deconsolidation of a subsidiary		2,632,287		4,260,317	6,892,604	(9,131,746)		(2,239,142)
Foreign currency translation adjustment				(3,272,053)	(3,272,053)	26,150		(3,245,903)
Balance at Dec. 31, 2019	¥ 632,601	1,150,352,309	(17,567,529)	54,141,670	1,187,559,051	11,257,057		1,198,816,108
Balance (in shares) at Dec. 31, 2019 | shares	201,737,272
Net loss			(31,367,648)		(31,367,648)	(5,256,798)	$ (5,612,941)	(36,624,446)
Share-based compensation		3,593,400			3,593,400			3,593,400
Restricted shares vested	¥ 1,852	(1,852)
Restricted shares vested (in shares) | shares	548,626
Repurchase of shares	¥ (11,252)	(5,120,232)			(5,131,484)			(5,131,484)
Repurchase of shares ( in shares) | shares	(3,234,852)
Foreign currency translation adjustment				(16,212,483)	(16,212,483)	120,854		(16,091,629)
Balance at Dec. 31, 2020	¥ 623,201	¥ 1,148,823,625	¥ (48,935,177)	¥ 37,929,187	¥ 1,138,440,836	¥ 6,121,113	$ 175,411,793	¥ 1,144,561,949
Balance (in shares) at Dec. 31, 2020 | shares	199,051,046